Related Party Transactions (Details) - Schedule of Remuneration of Directors and Key Management - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Remuneration of Directors and Key Management [Abstract]
Salaries and benefits	$ 552,926	$ 921,492